Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 19, 2012
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 19, 2012
Prospectus Date	rr_ProspectusDate	Dec 29, 2011

Allianz AGIC Micro Cap Fund (Prospectus Summary): | Allianz AGIC Micro Cap Fund
Allianz AGIC Micro Cap Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 19, 2012
to the Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust and
the Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund

The investment objective reflected in the Fund Summary for each of Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund is restated as follows:
The Fund seeks maximum long-term capital appreciation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
Allianz AGIC Micro Cap Fund (Prospectus Summary): | Allianz AGIC Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Micro Cap Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 19, 2012
to the Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust and
the Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund

Investment Objective, Heading	rr_ObjectiveHeading	The investment objective reflected in the Fund Summary for each of Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund is restated as follows:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Allianz AGIC Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMCIX

Allianz AGIC Micro Cap Fund (Second Summary Prospectus) | Allianz AGIC Micro Cap Fund
Allianz AGIC Micro Cap Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 19, 2012
to the Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust and
the Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund

The investment objective reflected in the Fund Summary for each of Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund is restated as follows:
The Fund seeks maximum long-term capital appreciation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
Allianz AGIC Micro Cap Fund (Second Summary Prospectus) | Allianz AGIC Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Micro Cap Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 19, 2012
to the Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust and
the Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund

Investment Objective, Heading	rr_ObjectiveHeading	The investment objective reflected in the Fund Summary for each of Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund is restated as follows:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Allianz AGIC Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMCIX

Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary): | Allianz AGIC Ultra Micro Cap Fund
Allianz AGIC Ultra Micro Cap Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 19, 2012
to the Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust and
the Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund

The investment objective reflected in the Fund Summary for each of Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund is restated as follows:
The Fund seeks maximum long-term capital appreciation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary): | Allianz AGIC Ultra Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Ultra Micro Cap Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 19, 2012
to the Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust and
the Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund

Investment Objective, Heading	rr_ObjectiveHeading	The investment objective reflected in the Fund Summary for each of Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund is restated as follows:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Allianz AGIC Ultra Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUMIX

Allianz AGIC Ultra Micro Cap Fund (Second Summary Prospectus) | Allianz AGIC Ultra Micro Cap Fund
Allianz AGIC Ultra Micro Cap Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 19, 2012
to the Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust and
the Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund

The investment objective reflected in the Fund Summary for each of Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund is restated as follows:
The Fund seeks maximum long-term capital appreciation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
Allianz AGIC Ultra Micro Cap Fund (Second Summary Prospectus) | Allianz AGIC Ultra Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Ultra Micro Cap Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 19, 2012
to the Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust and
the Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund

Investment Objective, Heading	rr_ObjectiveHeading	The investment objective reflected in the Fund Summary for each of Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund is restated as follows:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Allianz AGIC Ultra Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUMIX